36. Financial Instruments (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Financial assets
DisclosureOfForeignExchangeRiskLineItems [Line Items]
Foreign exchange risk, baseline		R$ 75,665
Foreign exchange risk, projected scenario, probable	R$ (183)
Foreign exchange risk, projected scenario 1	(19,053)
Foreign exchange risk, projected scenario 2	(37,924)
Financial assets | Collaterals and escrow accounts - STN
DisclosureOfForeignExchangeRiskLineItems [Line Items]
Foreign exchange risk, baseline		75,665
Foreign exchange risk, projected scenario, probable	(183)
Foreign exchange risk, projected scenario 1	(19,053)
Foreign exchange risk, projected scenario 2	(37,924)
Financial liabilities
DisclosureOfForeignExchangeRiskLineItems [Line Items]
Foreign exchange risk, baseline		(332,032)
Foreign exchange risk, projected scenario, probable	803
Foreign exchange risk, projected scenario 1	(82,005)
Foreign exchange risk, projected scenario 2	(164,812)
Financial liabilities | Loans and financing STN
DisclosureOfForeignExchangeRiskLineItems [Line Items]
Foreign exchange risk, baseline		(89,270)
Foreign exchange risk, projected scenario, probable	216
Foreign exchange risk, projected scenario 1	(22,048)
Foreign exchange risk, projected scenario 2	(44,311)
Financial liabilities | Eletrobras (Itaipu)
DisclosureOfForeignExchangeRiskLineItems [Line Items]
Foreign exchange risk, baseline		(215,761)
Foreign exchange risk, projected scenario, probable	522
Foreign exchange risk, projected scenario 1	(53,288)
Foreign exchange risk, projected scenario 2	(107,098)
Financial liabilities | Acquisition of gas
DisclosureOfForeignExchangeRiskLineItems [Line Items]
Foreign exchange risk, baseline		R$ (27,001)
Foreign exchange risk, projected scenario, probable	65
Foreign exchange risk, projected scenario 1	(6,669)
Foreign exchange risk, projected scenario 2	R$ (13,403)